Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.24%
Advertising–2.07%
Interpublic Group of Cos., Inc. (The)	68,163	$2,538,390
Trade Desk, Inc. (The), Class A(b)	25,076	1,527,379
		4,065,769
Aerospace & Defense–3.06%
Curtiss-Wright Corp.	18,615	3,281,080
Howmet Aerospace, Inc.	64,012	2,712,188
		5,993,268
Apparel, Accessories & Luxury Goods–0.66%
lululemon athletica, inc.(b)	3,566	1,298,702
Application Software–6.71%
Manhattan Associates, Inc.(b)	22,688	3,513,237
Paylocity Holding Corp.(b)	10,473	2,081,823
Synopsys, Inc.(b)	12,095	4,671,693
Tyler Technologies, Inc.(b)	8,142	2,887,479
		13,154,232
Asset Management & Custody Banks–2.05%
Federated Hermes, Inc., Class B	51,361	2,061,630
Northern Trust Corp.	22,329	1,967,855
		4,029,485
Automotive Parts & Equipment–3.53%
Aptiv PLC(b)	29,845	3,348,310
Mobileye Global, Inc., Class A (Israel)(b)(c)	23,328	1,009,403
Visteon Corp.(b)	16,416	2,574,521
		6,932,234
Automotive Retail–1.08%
O’Reilly Automotive, Inc.(b)	2,494	2,117,356
Biotechnology–1.16%
Seagen, Inc.(b)	11,246	2,276,978
Building Products–1.89%
Carrier Global Corp.	80,932	3,702,639
Casinos & Gaming–0.95%
Boyd Gaming Corp.	28,941	1,855,697
Communications Equipment–1.61%
Motorola Solutions, Inc.	11,018	3,152,580
Construction & Engineering–1.04%
Valmont Industries, Inc.	6,357	2,029,663
Construction Materials–1.96%
Summit Materials, Inc., Class A(b)	58,295	1,660,825
Vulcan Materials Co.	12,718	2,181,900
		3,842,725
Consumer Staples Merchandise Retail–2.02%
BJ’s Wholesale Club Holdings, Inc.(b)	35,936	2,733,652
Dollar General Corp.	5,874	1,236,242
		3,969,894
Shares		Value
Distillers & Vintners–0.96%
Constellation Brands, Inc., Class A	8,357	$1,887,763
Distributors–1.16%
LKQ Corp.	40,169	2,279,993
Diversified Financial Services–1.13%
Equitable Holdings, Inc.	87,168	2,213,196
Electric Utilities–1.15%
American Electric Power Co., Inc.	24,830	2,259,282
Electrical Components & Equipment–3.81%
Generac Holdings, Inc.(b)	16,811	1,815,756
Hubbell, Inc.	10,112	2,460,351
Rockwell Automation, Inc.	10,924	3,205,648
		7,481,755
Electronic Equipment & Instruments–1.79%
Keysight Technologies, Inc.(b)	21,757	3,513,320
Environmental & Facilities Services–1.68%
Republic Services, Inc.	24,369	3,295,176
Fertilizers & Agricultural Chemicals–1.33%
Mosaic Co. (The)	56,980	2,614,243
Financial Exchanges & Data–1.32%
Cboe Global Markets, Inc.	19,270	2,586,805
Food Distributors–0.88%
Sysco Corp.	22,270	1,719,912
Footwear–0.70%
Deckers Outdoor Corp.(b)	3,071	1,380,568
Gas Utilities–0.67%
Atmos Energy Corp.	11,641	1,307,983
Health Care Equipment–2.52%
DexCom, Inc.(b)	21,051	2,445,705
Zimmer Biomet Holdings, Inc.	19,389	2,505,059
		4,950,764
Health Care Facilities–3.01%
Acadia Healthcare Co., Inc.(b)	29,482	2,130,075
Encompass Health Corp.	29,549	1,598,601
Tenet Healthcare Corp.(b)	36,682	2,179,644
		5,908,320
Health Care Supplies–1.25%
Cooper Cos., Inc. (The)	6,589	2,460,069
Homebuilding–2.23%
D.R. Horton, Inc.(c)	23,255	2,271,781
TopBuild Corp.(b)	10,067	2,095,345
		4,367,126
Hotels, Resorts & Cruise Lines–1.21%
Choice Hotels International, Inc.(c)	20,291	2,377,902

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Household Products–1.35%
Church & Dwight Co., Inc.	30,014	$2,653,538
Human Resource & Employment Services–2.20%
ASGN, Inc.(b)	22,089	1,826,097
Korn Ferry	48,032	2,485,176
		4,311,273
Industrial Machinery & Supplies & Components–4.80%
Evoqua Water Technologies Corp.(b)	54,956	2,732,413
Lincoln Electric Holdings, Inc.(c)	10,876	1,839,132
Otis Worldwide Corp.	39,698	3,350,511
Parker-Hannifin Corp.	4,457	1,498,042
		9,420,098
Industrial REITs–1.04%
First Industrial Realty Trust, Inc.(c)	38,340	2,039,688
Insurance Brokers–1.42%
Arthur J. Gallagher & Co.	14,517	2,777,247
Interactive Home Entertainment–1.29%
Electronic Arts, Inc.	20,931	2,521,139
Interactive Media & Services–1.00%
Pinterest, Inc., Class A(b)	71,575	1,951,850
Internet Services & Infrastructure–1.12%
MongoDB, Inc.(b)	9,452	2,203,450
Investment Banking & Brokerage–1.47%
Raymond James Financial, Inc.(c)	30,851	2,877,473
Life Sciences Tools & Services–0.51%
Illumina, Inc.(b)	4,337	1,008,569
Managed Health Care–0.88%
Centene Corp.(b)	27,372	1,730,184
Metal, Glass & Plastic Containers–2.23%
Crown Holdings, Inc.	22,458	1,857,501
Silgan Holdings, Inc.	46,742	2,508,643
		4,366,144
Multi-line Insurance–1.19%
Hartford Financial Services Group, Inc. (The)	33,347	2,323,953
Multi-Utilities–2.74%
CMS Energy Corp.	37,291	2,288,921
WEC Energy Group, Inc.	32,621	3,092,145
		5,381,066
Oil & Gas Exploration & Production–3.22%
APA Corp.	68,073	2,454,712
Chesapeake Energy Corp.	27,972	2,126,991
Marathon Oil Corp.	72,211	1,730,176
		6,311,879
Oil & Gas Storage & Transportation–1.27%
Cheniere Energy, Inc.	15,791	2,488,662
Other Specialized REITs–1.18%
Lamar Advertising Co., Class A	23,092	2,306,660
Other Specialty Retail–1.71%
Bath & Body Works, Inc.	33,053	1,209,079
Shares		Value
Other Specialty Retail–(continued)
Tractor Supply Co.	9,088	$2,136,043
		3,345,122
Pharmaceuticals–0.91%
Catalent, Inc.(b)	27,103	1,780,938
Regional Banks–1.75%
Columbia Banking System, Inc.	62,418	1,336,994
Webster Financial Corp.	53,175	2,096,158
		3,433,152
Research & Consulting Services–2.22%
CACI International, Inc., Class A(b)	8,842	2,619,708
TransUnion	27,810	1,728,113
		4,347,821
Retail REITs–1.28%
Kimco Realty Corp.	128,359	2,506,851
Self-Storage REITs–0.75%
National Storage Affiliates Trust	35,031	1,463,595
Semiconductor Materials & Equipment–2.11%
KLA Corp.	5,398	2,154,720
MKS Instruments, Inc.	22,344	1,980,125
		4,134,845
Semiconductors–1.01%
Marvell Technology, Inc.	45,884	1,986,777
Single-Family Residential REITs–1.24%
American Homes 4 Rent, Class A	77,265	2,429,984
Telecom Tower REITs–0.76%
SBA Communications Corp., Class A	5,731	1,496,192
Total Common Stocks & Other Equity Interests (Cost $158,495,056)		194,623,549
Money Market Funds–0.84%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	578,062	578,062
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	412,599	412,681
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	660,642	660,642
Total Money Market Funds (Cost $1,651,350)		1,651,385
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $160,146,406)		196,274,934
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.46%
Invesco Private Government Fund, 4.78%(d)(e)(f)	2,448,527	2,448,527
Invesco Private Prime Fund, 4.98%(d)(e)(f)	6,296,213	6,296,213
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,745,855)		8,744,740
TOTAL INVESTMENTS IN SECURITIES–104.54% (Cost $168,892,261)		205,019,674
OTHER ASSETS LESS LIABILITIES—(4.54)%		(8,900,411)
NET ASSETS–100.00%		$196,119,263
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$350,226	$4,062,964	$(3,835,128)	$-	$-	$578,062	$6,287
Invesco Liquid Assets Portfolio, Institutional Class	250,170	2,902,117	(2,739,377)	35	(264)	412,681	6,271
Invesco Treasury Portfolio, Institutional Class	400,258	4,643,387	(4,383,003)	-	-	660,642	9,857
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,444,805	15,224,650	(17,220,928)	-	-	2,448,527	29,929*
Invesco Private Prime Fund	11,429,500	30,813,338	(35,944,699)	(1,569)	(357)	6,296,213	88,711*
Total	$16,874,959	$57,646,456	$(64,123,135)	$(1,534)	$(621)	$10,396,125	$141,055

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$194,623,549	$—	$—	$194,623,549
Money Market Funds	1,651,385	8,744,740	—	10,396,125
Total Investments	$196,274,934	$8,744,740	$—	$205,019,674
Invesco V.I. Main Street Mid Cap Fund®